CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 19,681,000	$ 19,664,000	$ 51,054,000	$ 64,221,000
Accounts receivable - affiliates	31,473,000	40,817,000
Accounts receivable	2,500,000	1,423,000
Prepaids and other current assets	1,551,000	1,793,000
Total current assets	55,205,000	63,697,000
Property, plant and equipment, net	722,907,000	684,488,000
Goodwill	6,332,000	0
Other non-current assets	5,807,000	30,000
Total assets	790,251,000	748,215,000
Current liabilities:
Accounts payable - affiliates	6,745,000	8,352,000
Accounts payable and accrued liabilities	13,709,000	19,794,000
Deferred revenue	1,152,000	1,438,000
Total current liabilities	21,606,000	29,584,000
Long-term debt	603,581,000	548,793,000
Other long-term liabilities	1,825,000	2,078,000
Total liabilities	627,012,000	580,455,000
Commitments and contingencies (Note 9)
Net Investment - Predecessor	12,495,000	10,665,000
Equity:
Total PBF Logistics LP equity	(5,799,000)	(4,143,000)
Noncontrolling interest	169,038,000	171,903,000
Total equity	163,239,000	167,760,000		163,090,000
Total liabilities and equity	790,251,000	748,215,000
Common Units [Member]
Equity:
Total PBF Logistics LP equity	(21,709,000)	(17,544,000)
Subordinated Units [Member] | PBF LLC [Member]
Equity:
Total equity			2,107,000	(276,083,000)
Subordinated Units [Member] | Limited Partner, Affiliate [Member] | PBF LLC [Member]
Equity:
Total equity			0
Incentive Distribution Rights [Member]
Equity:
Total PBF Logistics LP equity	3,415,000	2,736,000
Incentive Distribution Rights [Member] | PBF LLC [Member]
Equity:
Total PBF Logistics LP equity	3,415,000	2,736,000
Total equity	$ 3,415,000	$ 2,736,000	$ 174,047,000	$ 1,266,000